Debt - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Capped call assets
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ (310,608)	$ (214,597)
Cash flows	203,093	0
Amortization of debt discount and issuance cost	0	0
Fair value changes	(16,638)	(96,011)
Accrual of interest	0	0
Ending balance	(124,153)	(310,608)
Exchangeable Notes, net
Changes in liabilities arising from financing activities [abstract]
Beginning balance	889,183	853,576
Cash flows	(647,760)	(1)
Amortization of debt discount and issuance cost	107,376	35,608
Fair value changes	0	0
Accrual of interest	0	0
Ending balance	348,799	889,183
Embedded exchange feature of Notes
Changes in liabilities arising from financing activities [abstract]
Beginning balance	1,283,089	851,126
Cash flows	(1,155,484)	(1)
Amortization of debt discount and issuance cost	0	0
Fair value changes	633,084	431,964
Accrual of interest	0	0
Ending balance	760,689	1,283,089
Credit Facility
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0	0
Cash flows	(4,445)	0
Amortization of debt discount and issuance cost	2,172	0
Fair value changes	0	0
Accrual of interest	0	0
Ending balance	(2,273)	0
Accrued interest
Changes in liabilities arising from financing activities [abstract]
Beginning balance	1,042	1,042
Cash flows	(6,498)	(6,250)
Amortization of debt discount and issuance cost	0	0
Fair value changes	0	0
Accrual of interest	6,010	6,250
Ending balance	$ 554	$ 1,042